                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210

May 11, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

     Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H
         ("Registrant")
         Registration Statement on Form N-4
         File No. 333-143073

Commissioners:

     Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant that the form of the prospectus and statement of additional information, each dated May 3, 2010, contain no changes from the form of prospectus and statement of additional information contained in the most recent Post Effective Amendment filed via EDGAR on Form N-4 on May 3, 2010.

     If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities